Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
National corporation tax	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%
Decrease in provision for income taxes			¥ 27,376
Net changes in total valuation allowance	¥ 6,191	¥ (2,213)	(1,520)
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	553	890	2,648
Increase in valuation allowance	1,032	942	1,044
Decrease in valuation allowance	1,775	1,518	316
Net changes in valuation allowance	743	¥ 576	¥ 728
Net operating loss carryforwards	¥ 226,385